Earnings Per Share (Details) - Schedule of Continuing Operations - COP ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Continuing Operations [Abstract]
Net profit from continuing operations (basic and diluted)		$ 308,174	$ 249,238	$ 593,217
Less: net income from continuing operations attributable to non-controlling interests		182,176	150,166	118,256
Net profit from continuing operations attributable to the equity holders of the parent (basic and diluted)		$ 125,998	$ 99,072	$ 474,961
Weighted average of the number of ordinary shares attributable to earnings per share (basic and diluted) (in Shares)		1,297,864,359	1,297,864,359	1,297,864,359
Basic and diluted earnings per share from continuing operations attributable to the equity holders of the parent (in Colombian pesos) (in Pesos per share)	[1]	$ 97.08	$ 76.33	$ 365.96

[1]	Amounts expressed in Colombian pesos.